Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 75,354	$ 30,387
Accounts receivable	1,970	87
Inventory	25	17
Prepaid expenses	633	179
Total current assets	77,982	30,670
Property and equipment, net	401	295
Total assets	78,383	30,965
Current liabilities:
Accounts payable	6,903	866
Accrued liabilities	5,001	1,082
Deferred rent, current	43	27
Total current liabilities	11,947	1,975
Deferred rent, noncurrent	90	94
Convertible preferred stock warrant liability	0	3,336
Commitments and contingencies:
Convertible preferred stock, $0.001 par value per share; 5,969,418, 12,882,593 and 10,000,000 shares authorized at December 31, 2012 and 2013 and September 30, 2014 (unaudited), respectively; 5,818,356, 9,769,422 and zero shares issued and outstanding at December 31, 2012 and 2013 and September 30, 2014 (unaudited), respectively; liquidation preference of $52,000, $84,300 and zero at December 31, 2012 and 2013 and September 30, 2014 (unaudited)	0	81,394
Stockholders’ equity (deficit):
Common stock, $0.001 par value per share; 7,804,281, 15,045,871 and 100,000,000 shares authorized at December 31, 2012 and 2013 and September 30, 2014 (unaudited), respectively; 360,961, 369,460 and 16,876,188 shares issued and outstanding at December 31, 2012 and 2013 and September 30, 2014 (unaudited), respectively	17	3
Additional paid-in capital	157,092	775
Accumulated deficit	(90,763)	(56,612)
Total stockholders’ equity (deficit)	66,346	(55,834)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$ 78,383	$ 30,965